UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5537

Nicholas Money Market Fund, Inc.

(Exact name of registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of principal executive offices)          (Zip code)

Albert O. Nicholas

700 North Water Street

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 12/31/2003

Date of reporting period: 12/31/2003

Item 1. Report to Stockholders

NICHOLAS MONEY MARKET FUND, INC.

                                                                                                                                                                                                    February 2004

Report to Fellow Shareholders:

For the first time since the year 2000, expectations relating to short-term interest rates are not about how they should decline during the upcoming year. In 2003 short-term rates bottomed out following the Federal Reserve Boards (the "Fed") lowering of its target rate just before mid-year to 1.00%. The target rate remained at this level as the U.S. economy displayed signs of recovery. The Nicholas Money Market Fund experienced decreases for the year 2003 in its current and effective 7-day yields from 1.04% to 0.62%.

Selected yields are provided in the chart below for the periods ended December 31, 2003 and 2002:

	Yield As Of 12/31/2003	Yield As Of 12/31/2002
Current 7-day*	0.62%	1.04%
Effective 7-day*	0.62%	1.04%
Current 12-month*	0.75%	1.38%
Effective 12-month*	0.75%	1.39%

At December 31, 2003, the Fund's dollar weighted average portfolio maturity was 27 days. Approximately 95% of the Fund's holdings were in corporate commercial paper. For the year ended December 31, 2003, the Fund ranked in the top 13th percentile (42 out of 344 funds) for 12-month total return as compared to its taxable first-tier money market fund peer group as reported by "Money Market Insight" a publication of iMoneyNet, Inc. The average 12-month return for that group at year end 2003 was just 0.49% compared to the Fund's return of 0.75%.

With inflation not projected to rise significantly over the next few months, Federal Reserve policy makers are expected to remain "patient" with monetary policy in the near term. The balanced upside and downside risk assessments by the Fed pertaining to U.S. growth and inflation mean, unless unusual events affecting the U.S. economy occur, that short-term rates should not change much, if at all, during the first half of this year.

Thank you for your continued support.

Sincerely,

 Jeffrey T. May
Portfolio Manager

*The current yield represents the annualized net investment income per share for the stated time periods. The effective yield assumes compounding. All performance and ranking data is historical and does not represent future results. Total returns are historical and include change in share price and reinvestment of dividend and capital gain distributions. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions. An investment in the Fund is neither insured nor guaranteed by the United States Government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

Statement of Net Assets
December 31, 2003
-------------------------------------------------------------------------------
                                                      Yield to       Amortized
  Principal                               Maturity    Maturity          Cost
   Amount                                   Date     (Note 1(b))    (Note 1(a))
-------------                            ----------  -----------   ------------
COMMERCIAL PAPER - 95.16%
  $  775,000  LaSalle Bank Corporation . 01/02/2004     1.09%      $    775,000
     785,000  American Express
               Credit Corporation ...... 01/05/2004     1.06%           784,932
   2,250,000  UBS Finance Delaware LLC . 01/05/2004     1.08%         2,249,801
   2,175,000  Citigroup Global Markets
               Holdings Inc. ........... 01/06/2004     1.07%         2,174,746
   1,275,000  Coca-Cola Enterprises Inc. 01/07/2004     1.06%         1,274,816
   1,525,000  Coca-Cola Enterprises Inc. 01/07/2004     1.01%         1,524,788
     302,000  Pfizer Inc. .............. 01/07/2004     1.07%           301,956
   1,075,000  American Honda
               Finance Corporation ..... 01/08/2004     1.08%         1,074,810
   1,300,000  Fiserv, Inc. ............. 01/08/2004     1.42%         1,299,697
     319,000  Toyota Credit de Puerto
               Rico Corporation ........ 01/08/2004     1.10%           318,943
   4,600,000  Merrill Lynch & Co., Inc.  01/09/2004     1.03%         4,599,088
     975,000  Prudential plc ........... 01/09/2004     1.09%           974,797
   1,075,000  American Honda
               Finance Corporation ..... 01/12/2004     1.08%         1,074,683
   1,350,000  American Honda
               Finance Corporation ..... 01/12/2004     1.08%         1,349,602
   1,650,000  ChevronTexaco Funding
               Corporation ............. 01/13/2004     1.04%         1,649,486
    850,000   American Express
               Credit Corporation ...... 01/14/2004     1.07%           849,702
   1,175,000  UBS Finance Delaware LLC . 01/14/2004     1.07%         1,174,587
   1,800,000  Merck & Co., Inc. ........ 01/15/2004     1.04%         1,799,337
   1,390,000  Merck & Co., Inc. ........ 01/15/2004     1.04%         1,389,488
   1,750,000  Citigroup Global Markets
               Holdings Inc. ........... 01/16/2004     1.09%         1,749,271
   1,400,000  General Electric
               Capital Corporation ..... 01/20/2004     1.11%         1,399,237
   1,675,000  Pfizer Inc. .............. 01/20/2004     1.04%         1,674,146
   3,000,000  Toyota Motor
               Credit Corporation ...... 01/21/2004     1.08%         2,998,321
     400,000  American General
               Finance, Inc. ........... 01/22/2004     1.08%           399,764
   1,900,000  Marshall & Ilsley
               Corporation ............. 01/22/2004     1.11%         1,898,849
     640,000  U.S. Bancorp ............. 01/22/2004     1.11%           639,613
   1,950,000  American Honda
               Finance Corporation ..... 01/23/2004     1.04%         1,948,840
   4,000,000  SBC International Inc. ... 01/23/2004     1.06%         3,997,573
   1,375,000  SBC International Inc. ... 01/23/2004     1.06%         1,374,166
     590,000  Toyota Credit de Puerto
               Rico Corporation ........ 01/23/2004     1.10%           589,628
   1,395,000  General Electric
               Capital Corporation ..... 01/26/2004     1.11%         1,393,986
     925,000  LaSalle Bank Corporation . 01/27/2004     1.09%           924,313
   1,100,000  Marshall & Ilsley
               Corporation ............. 01/27/2004     1.09%         1,099,183
     570,000  LaSalle Bank Corporation . 01/28/2004     1.07%           569,568
   2,500,000  Sara Lee Corporation ..... 01/28/2004     1.16%         2,497,942
     675,000  American Express
               Credit Corporation ...... 01/29/2004     1.07%           674,468
   1,300,000  Marshall & Ilsley
               Corporation ............. 01/29/2004     1.08%         1,298,967
   1,200,000  Toyota Credit de Puerto
               Rico Corporation ........ 01/30/2004     1.10%         1,198,992
     790,000  American Express
               Credit Corporation ...... 02/02/2004     1.08%           789,279
   1,305,000  General Electric
               Capital Corporation ..... 02/02/2004     1.11%         1,303,775
     500,000  ABN AMRO North America
               Finance Inc. ............ 02/03/2004     1.12%           499,511
   1,175,000  ChevronTexaco Funding
               Corporation ............. 02/03/2004     1.05%         1,173,924
     845,000  American Express
               Credit Corporation ...... 02/04/2004     1.07%           844,187
   2,900,000  Pfizer Inc. .............. 02/04/2004     1.04%         2,897,289
     895,000  Citigroup Global Markets
               Holdings Inc. ........... 02/05/2004     1.09%           894,096
   1,500,000  E.I. DuPont de Nemours
               & Company ............... 02/06/2004     1.07%         1,498,469
   1,050,000  American Express
               Credit Corporation ...... 02/09/2004     1.08%         1,048,825
   1,500,000  Shell Finance (U.K.) PLC . 02/10/2004     1.09%         1,498,261
   1,050,000  U.S. Bancorp ............. 02/11/2004     1.09%         1,048,752
   1,035,000  Sara Lee Corporation ..... 02/12/2004     1.07%         1,033,762
   1,900,000  Shell Finance (U.K.) PLC . 02/12/2004     1.08%         1,897,706
     500,000  UBS Finance Delaware LLC . 02/12/2004     1.10%           499,385
   1,000,000  UBS Finance Delaware LLC . 02/12/2004     1.09%           998,781
   2,000,000  Fortune Brands, Inc. ..... 02/13/2004     1.09%         1,997,503
   1,650,000  Fortune Brands, Inc. ..... 02/13/2004     1.09%         1,647,940
   1,500,000  General Electric
               Capital Corporation ..... 02/13/2004     1.11%         1,498,093
   1,475,000  U.S. Bancorp ............. 02/17/2004     1.11%         1,472,946
     480,000  UBS Finance Delaware LLC . 02/17/2004     1.09%           479,341
     250,000  General Electric
               Capital Corporation ..... 02/19/2004     1.11%           249,637
   2,325,000  ChevronTexaco Funding
               Corporation ............. 02/20/2004     1.05%         2,321,740
   1,400,000  E.I. DuPont de Nemours
               & Company ............... 02/23/2004     1.07%         1,397,877
     525,000  U.S. Bancorp ............. 02/24/2004     1.10%           524,165
   1,500,000  E.I. DuPont de Nemours
               & Company ............... 02/25/2004     1.06%         1,497,660
   2,500,000  Morgan Stanley ........... 02/25/2004     1.10%         2,495,950
   1,250,000  U.S. Bancorp ............. 03/01/2004     1.07%         1,247,849
   4,475,000  Prudential plc ........... 03/08/2004     1.09%         4,466,222
   1,525,000  Shell Finance (U.K.) PLC . 03/16/2004     1.10%         1,521,614
     460,000  Shell Finance (U.K.) PLC . 03/16/2004     1.10%           458,979
                                                                   ------------
               TOTAL COMMERCIAL PAPER ..                             96,170,604
                                                                   ------------
VARIABLE RATE SECURITIES - 4.97%
   5,000,000  Anchor National Life
               Funding Agreement (1) (2) 01/02/2004     1.21%         5,000,000
      19,473  U.S. Bank N.A.
               Demand Note (1) ......... 01/02/2004     0.87%            19,473
                                                                   ------------
               TOTAL VARIABLE
                RATE SECURITIES ........                              5,019,473
                                                                   ------------
               TOTAL INVESTMENTS
                - 100.13%...............                            101,190,077
                                                                   ------------
               LIABILITIES, NET OF
                OTHER ASSETS - (0.13)% .                               (126,950)
                                                                   ------------
               TOTAL NET ASSETS
                (Basis of percentages
                disclosed above) - 100%                            $101,063,127
                                                                   ------------
                                                                   ------------
              NET ASSET VALUE PER SHARE ($0.0001 par value, 3,000,000,000 shares authorized), offering price and redemption price
               ($101,063,127 / 101,063,127 shares outstanding) .......... $1.00
                                                                          -----
                                                                          -----
(1)  These securities are subject to a demand feature as defined by the
Securities and Exchange Commission.
(2)  Not readily marketable for a 90 day period.

The accompanying notes to financial statements are an integral part of this statement.
Statement of Operations
For the year ended December 31, 2003
-------------------------------------------------------------------------------
INCOME
   Interest ..........................................    $1,495,282
                                                          ----------
EXPENSES
   Management fee ....................................       378,645
   Transfer agent fees ...............................        55,150
   Registration fees .................................        29,716
   Audit and tax fees ................................        16,952
   Postage and mailing ...............................        12,403
   Legal fees ........................................        12,087
   Accounting system and pricing services fees .......         8,750
   Directors' fees ...................................         8,000
   Printing ..........................................         6,951
   Custodian fees ....................................         6,224
   Insurance .........................................         4,950
   Other operating expenses ..........................         2,841
                                                          ----------
       Total expenses ................................       542,669
                                                          ----------
       Net investment income .........................    $  952,613
                                                          ----------
                                                          ----------

The accompanying notes to financial statements are an integral part of this statement.
Statements of Changes in Net Assets
For the years ended December 31, 2003 and 2002
-------------------------------------------------------------------------------
                                                     2003            2002
                                                -------------   --------------
INCREASE IN NET ASSETS FROM OPERATIONS
    Net investment income ..................... $     952,613    $   1,879,767
                                                -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income ................      (952,613)      (1,879,767)
                                                -------------    -------------
CAPITAL SHARE TRANSACTIONS
 (all at $1.00 per share)
    Proceeds from shares issued ...............    76,550,288       98,468,962
    Reinvestment of distributions .............       997,227        1,888,796
    Cost of shares redeemed ...................  (108,583,498)    (112,026,461)
                                                -------------    -------------
             Decrease in net assets derived
              from capital share transactions .   (31,035,983)     (11,668,703)
                                                -------------    -------------
             Total decrease in net assets .....   (31,035,983)     (11,668,703)
                                                -------------    -------------
NET ASSETS
    Beginning of period .......................   132,099,110      143,767,813
                                                -------------    -------------
    End of period ............................. $ 101,063,127    $ 132,099,110
                                                -------------    -------------
                                                -------------    -------------

The accompanying notes to financial statements are an integral part of these statements.
Financial Highlights
(For a share outstanding throughout each period)
-----------------------------------------------------------------------------------------------
                                                For the year ended December 31,
                                          --------------------------------------------
                                          2003      2002      2001      2000      1999
                                          ----      ----      ----      ----      ----
NET ASSET VALUE, BEGINNING OF PERIOD     $1.00     $1.00     $1.00     $1.00     $1.00
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income ...............   .007      .014      .037      .060      .048
                                         -----     -----     -----     -----     -----
  LESS DISTRIBUTIONS
  From net investment income ..........  (.007)    (.014)    (.037)    (.060)    (.048)
                                         -----     -----     -----     -----     -----
NET ASSET VALUE, END OF PERIOD ........  $1.00     $1.00     $1.00     $1.00     $1.00
                                         -----     -----     -----     -----     -----
                                         -----     -----     -----     -----     -----
TOTAL RETURN ..........................   .75%     1.39%     3.81%     6.19%     4.91%
SUPPLEMENTAL DATA:
Net assets, end of period (millions) .. $101.1    $132.1    $143.8    $160.4    $140.9
Ratio of expenses to
 average net assets ...................   .43%      .42%      .44%      .45%      .49%
Ratio of net investment income
 to average net assets ................   .75%     1.38%     3.78%     6.02%     4.76%

    The accompanying notes to financial statements are an integral part of these highlights.
NOTES TO FINANCIAL STATEMENTS
December 31, 2003
-------------------------------------------------------------------------------
(1) Summary of Significant Accounting Policies --
    Nicholas Money Market Fund, Inc. (the "Fund") is organized as a Maryland corporation and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended.
    The primary objective of the Fund is to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.
    The following is a summary of the significant accounting policies of the
    Fund:
    (a)  Securities held by the Fund, which are purchased at a discount or premium, are valued utilizing the amortized cost method in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein.
         Amortized cost approximates market value and does not take into account unrealized gains or losses or the impact of fluctuating interest rates, rather a security is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.  Variable rate instruments purchased at par are valued at cost which approximates market value.  Investment transactions are generally accounted for on the trade date.
    (b)  Yield to maturity is calculated at date of purchase for commercial paper.  For variable rate securities, the yield to maturity is calculated based on current interest rate and payment frequency.
    (c)  The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less and purchases investments which have maturities of 397 days or less.  As of December 31, 2003, the Fund's dollar-weighted average portfolio maturity was 27 days.  Days to maturity on variable rate securities are based on the number of days until the interest reset date or demand feature, whichever is longer.
    (d)  Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute all of its net investment income and otherwise comply with the provisions of Subchapter M of the
         Internal Revenue Code applicable to regulated investment companies.
         The character of distributions made during the year from net investment income for financial reporting purposes may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial reporting and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.
         Dividends from net investment income of the Fund are accrued daily and paid monthly.  Net realized capital gains, if any, are distributed at least annually.  Any short-term capital gain distributions are included in ordinary income for tax purposes.  The Fund distributed
         $952,613 or ordinary income during 2003.  There are no differences between the total cost of securities for financial reporting purposes and federal income tax purposes as of December 31, 2003.
    (e)  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from estimates.
(2) Investment Adviser and Management Agreement --
    The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) (the "Adviser") to serve as investment adviser and manager.  Under the terms of the agreement, a monthly fee is paid to the Adviser based on an annualized fee of .30% of the average net asset value of the Fund.  The Adviser has voluntarily agreed to reimburse the Fund if total operating expenses (other than the management fee) incurred by the Fund exceed .50% of the average net assets for the year.  No reimbursements were made in 2003.
Independent Auditors' Report
-------------------------------------------------------------------------------
To the Shareholders and Board of Directors of Nicholas Money Market Fund, Inc.:
We have audited the accompanying statement of net assets of Nicholas Money
Market Fund, Inc. (the "Fund"), as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.  The Fund's financial highlights for the periods ended prior to
December 31, 2002, were audited by other auditors who have ceased operations.
Those auditors expressed an unqualified opinion on those financial highlights in their report dated January 16, 2002.
We conducted our audits in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the Fund's custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the
Fund as of December 31, 2003, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for each of the two year in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Milwaukee, Wisconsin
January 30, 2004
DIRECTORS AND OFFICERS OF THE FUND (unaudited)
-----------------------------------------------------------------------------------------------------------------------
    The following table sets forth the pertinent information about the Fund's directors and officers as of December 31,
2003.  Unless otherwise listed, the business address of each director and officer is 700 North Water Street, Milwaukee,
WI 53202.
                                                                                             Number of
                                                  Term of                                  Portfolios in      Other
                                                 Office and                                Fund Complex   Directorships
                                Positions Held   Length of      Principal Occupations        Overseen         Held
Name, Age and Address              With Fund    Time Served      During Past 5 Years        by Director    by Director
-----------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR
Albert O. Nicholas, 72 (1), (3)  President and  (2), 16 years  Chief Executive Officer and        6            None
                                 Director                      Chairman of the Board, Nicholas
                                                               Company, Inc., the Adviser to
                                                               to the Fund.  He has been
                                                               Co-Portfolio Manager of Nicholas
                                                               Fund, Inc.; and also Nicholas Income
                                                               Fund, Inc. and Nicholas Equity Income
                                                               Fund, Inc. since April 2001 and
                                                               July 2001, respectively.  He
                                                               formerly was the sole Portfolio
                                                               Manager of these funds, since the
                                                               time the Adviser managed them.
DISINTERESTED DIRECTORS
Timothy P. Reiland, 47           Director       (2), 1 year    Private Investor, Consultant,      5            None
                                                               Chairman and Chief Financial
                                                               Officer, Musicnotes, Inc.,
                                                               October 2001 to present.
                                                               Investment Analyst from 1987
                                                               to October 2001, Tucker Anthony
                                                               Incorporated, a brokerage firm.
                                                               He is a Chartered Financial
                                                               Analyst.
Jay H. Robertson, 52             Director       (2), 9 years   Private Investor, April 2000       5            None
                                                               to present.  Chairman of the
                                                               Board of Robertson-Ryan and
                                                               Associates, Inc., an insurance
                                                               brokerage firm from 1993 to
                                                               March 2000.
OFFICERS
David L. Johnson, 61 (3)         Executive       Annual,       Executive Vice President,
                                 Vice President  16 years      Nicholas Company, Inc., the
                                                               Adviser to the Fund.
Thomas J. Saeger, 59             Executive       Annual,       Executive Vice President and
                                 Vice President  16 years      Assistant Secretary, Nicholas
                                 and Secretary                 Company, Inc., the Adviser to
                                                               the Fund.
David O. Nicholas, 42 (3)        Senior Vice     Annual,       President, Chief Investment
                                 President       9 years       Officer and Director, Nicholas
                                                               Company, Inc., the Adviser to the
                                                               Fund. He has been Portfolio
                                                               Manager for Nicholas II, Inc.
                                                               and Nicholas Limited Edition, Inc.
                                                               and has been Co-Portfolio Manager
                                                               of Nicholas Fund, Inc.; and also
                                                               Nicholas Income Fund, Inc. and
                                                               Nicholas Equity Income Fund, Inc.
                                                               since April 2001 and July 2001,
                                                               respectively.
Jeffrey T. May, 47               Senior Vice     Annual,       Senior Vice President, Treasurer
                                 President,      16 years      and Compliance Officer, Nicholas
                                 Treasurer and                 Company, Inc., the Adviser to the
                                 Portfolio                     Fund.
                                 Manager
Lynn S. Nicholas, 47 (3)         Vice President  Annual,       Senior Vice President, Nicholas
                                                 16 years      Company, Inc. the Adviser to the
                                                               Fund.
Kathleen A. Evans, 55            Vice President  Annual,       Vice President, Nicholas Company,
                                                 16 years      Inc., the Adviser to the Fund.
Candace L. Lesak, 46             Vice President  Annual,       Employee, Nicholas Company, Inc.,
                                                 11 years      the Adviser to the Fund.
____________________
(1)     Albert O. Nicholas is the only director of the Fund who is an "interested person"
        of the Adviser, as that term is defined in the 1940 Act.  Mr. Nicholas is Chief Executive
        Officer and a Director of the Adviser and owns 51% of the outstanding voting securities of the Adviser.
(2)     Until duly elected or re-elected at a subsequent annual meeting of the Fund.
(3)     David O. Nicholas and Lynn S. Nicholas are the son and daughter, respectively, of Albert O.
        Nicholas.  David L. Johnson is the brother-in-law of Albert O. Nicholas.
    The Fund's Statement of Additional Information includes additional information about Fund directors and is available, without charge, upon request, by calling 800-227-5987 (toll-free)
or 414-272-6133.

Nicholas Money Market Fund, Inc. Privacy Policy
-------------------------------------------------------------------------------
    Nicholas Money Market Fund, Inc. respects each shareholders' right to privacy.  We are committed to safeguarding the information that you provide us to maintain and execute transactions on your behalf.
    We collect the following non-public personal information about you:
    * Information we receive from you on applications or other forms, whether we receive the form in writing or electronically.  This includes, but is not limited to, your name, address, phone number, tax identification number, date of birth, beneficiary information and investment selection.
    * Information about your transactions with us and account history with us.
This includes, but is not limited to, your account number, balances and cost basis information.  This also includes transaction requests made through our transfer agent.
    * Other general information that we may obtain about you such as demographic information.
              WE DO NOT SELL ANY NON-PUBLIC PERSONAL INFORMATION
                     ABOUT CURRENT OR FORMER SHAREHOLDERS.
                  INFORMATION SHARED WITH OUR TRANSFER AGENT,
                   A THIRD PARTY COMPANY, ALSO IS NOT SOLD.
    We may share, only as permitted by law, non-public personal information about you with third party companies. Listed below are some examples of third parties to whom we may disclose non-public personal information.  While these examples do not cover every circumstance permitted by law, we hope they help you understand how your information may be shared.
    We may share non-public personal information about you:
    * With companies who work for us to service your accounts or to process transactions that you may request.  This would include, but is not limited to, our transfer agent to process your transactions, mailing houses to send you required reports and correspondence regarding the Fund and its Adviser, the
Nicholas Company, Inc., and our dividend disbursing agent to process fund dividend checks.
    * With a party representing you, with your consent, such as your broker or lawyer.
    * When required by law, such as in response to a subpoena or other legal process.
    The Fund and its Adviser maintain policies and procedures to safeguard your non-public personal information.  Access is restricted to employees who the
Adviser determines need the information in order to perform their job duties.
To guard your non-public personal information we maintain physical, electronic, and procedural safeguards that comply with federal standards.
    In the event that you hold shares of the Fund with a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with non-affiliated third parties.
Nicholas Family of Funds
Services Offered
-------------------------------------------------------------------------------
*   IRAs
    * Traditional  * SIMPLE
    * Roth         * SEP
*   Coverdell Education Accounts
*   Self-employed Master Retirement Plan
    * Profit Sharing    * Money Purchase
*   Automatic Investment Plan
*   Direct Deposit of Dividend and Capital Gain Distributions
*   Systematic Withdrawal Plan with Direct Deposit
*   Monthly Automatic Exchange between Funds
*   Telephone Redemption
*   Telephone Exchange
*   24-hour Automated Account Information (1-800-544-6547)
*   24-hour Internet Account Access (www.nicholasfunds.com)
Please call a shareholder representative for further information on the above services or with any other questions you may have regarding the Nicholas Family of Funds (1-800-227-5987).
Directors and Officers

ALBERT O. NICHOLAS, President and Director

TIMOTHY P. REILAND, Director

JAY H. ROBERTSON, Director

DAVID L. JOHNSON, Executive Vice President

THOMAS J. SAEGER, Executive Vice President and Secretary

JEFFREY T. MAY, Senior Vice President and Treasurer

DAVID O. NICHOLAS, Senior Vice President

LYNN S. NICHOLAS, Vice President

KATHLEEN A. EVANS, Vice President

CANDACE L. LESAK, Vice President

Investment Adviser
NICHOLAS COMPANY, INC.
Milwaukee, Wisconsin
414-272-6133 or 800-227-5987

Transfer Agent
U.S. BANCORP FUND SERVICES, LLC
Milwaukee, Wisconsin
414-276-0535 or 800-544-6547

Custodian
U.S. BANK N.A.
Cincinnati, Ohio

Auditors
DELOITTE & TOUCHE LLP
Milwaukee, Wisconsin

Counsel
MICHAEL BEST & FRIEDRICH LLP
Milwaukee, Wisconsin

This report is submitted for the information of shareholders of the Fund.  It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ANNUAL REPORT

NICHOLAS MONEY MARKET FUND, INC.
700 North Water Street
Milwaukee, Wisconsin 53202
www.nicholasfunds.com
December 31, 2003

Item 2. Code of Ethics.

CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND

SENIOR FINANCIAL OFFICERS

I.    Covered Officers/Purpose of the Code

    The Nicholas Family of Funds code of ethics (this "Code") for the investment companies within the complex (collectively, "Funds" and each, "Company") applies to the Company's Principal Executive Officer and Principal Financial Officer (the "Covered Officers" each of whom are set forth in Exhibit A) for the purpose of promoting:

* honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

* full, fair, accurate, timely and understandable disclosure in reports and documents that a registrant files with, or submits to, the Securities and Exchange Commission ("SEC") and in other public communications made by the Company;

* compliance with applicable laws and governmental rules and regulations;

* the prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

* accountability for adherence to the Code.

    Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest.

II. Covered Officers Should Handle Ethically Actual and Apparent Conflicts of Interest

    Overview. A "conflict of interest" occurs when a Covered Officer's private interest interferes with the interests of, or his service to, the Company. For example, a conflict of interest would arise if a Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Company.

    Certain conflicts of interest arise out of the relationships between Covered Officers and the Company and already are subject to conflict of interest provisions in the Investment Company Act of 1940 ("Investment Company Act") and the Investment Advisers Act of 1940 ("Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Company because of their status as "affiliated persons" of the Company. The Company's and the investment adviser's compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

    Although typically not presenting an opportunity for improper personal benefit, conflicts arise from, or as a result of, the contractual relationship between the Company and the investment adviser of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Company or for the adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the adviser and the Company. The participation of the Covered Officers in such activities is inherent in the contractual relationship between the Company and the adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Company. Thus, if performed in conformity with the provisions of the Investment Company Act and the Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds' Boards of Directors ("Boards") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

    Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Company.

* * *

    Each Covered Officer must:

* not use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Company whereby the Covered Officer would benefit personally to the detriment of the Company;

* not cause the Company to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Company;

* not use material non-public knowledge of portfolio transactions made or contemplated for the Company to trade personally or cause others to trade personally in contemplation of the market effect of such transactions;

* report, at least annually:

* officer and director positions in corporations, public or private, for profit or not for profit, or in which the Covered Officer or any of his immediate family members holds 5% or more of its outstanding stock;

* Positions as a trustee, executor or other fiduciary;

* Ownership interest in any broker-dealer or bank;

* Transactions between the Covered Officer and any of the Nicholas Family of Funds, the Nicholas Company or any company in which any director of any of the Nicholas Family of Funds is an officer or director.

* Situations in which any immediate family member of the Covered Employee is an officer, director or employee of any company in which any officer or director of the Nicholas Company or any of the Nicholas Family of Funds is a director or executive officer.

    There are some conflict of interest situations that should always be discussed with the appropriate officer if material. If the matter involves Jeffrey T. May, he should discuss the matter with David O. Nicholas. If the matter involves any other person, that person should discuss the matter with Jeffrey T. May. In each case, the officer with whom such matter is discussed is encouraged to review the matter with counsel to the Company. Examples of these include:

* service as a director on the board of any public company;

* the receipt of any non-nominal gifts;

* the receipt of any entertainment from any company with which the Company has current or prospective business dealings unless such entertainment is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

* any ownership interest in, or any consulting or employment relationship with, any of the Company's service providers, other than its investment adviser, principal underwriter, administrator or any affiliated person thereof;

* a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Company for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership.

III. Disclosure and Compliance

* Each Covered Officer should familiarize himself with the disclosure requirements generally applicable to the Company;

* each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Company to others, whether within or outside the Company, including to the Company's directors and auditors, and to governmental regulators and self-regulatory organizations;

* each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and the adviser with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Funds files with, or submits to, the SEC and in other public communications made by the Funds; and

* it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

IV. Reporting and Accountability

    Each Covered Officer must:

* upon adoption of the Code (or thereafter as applicable, upon becoming a Covered Officer), affirm in writing to the Board that he has received, read, and understands the Code;

* annually thereafter affirm to the Board that he has complied with the requirements of the Code;

* not retaliate against any other Covered Officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith; and

* notify the appropriate person promptly if he knows of any violation of this Code. Failure to do so is itself a violation of this Code. Each Covered Officer should notify Jeffrey T. May unless the person violating the Code is Jeffrey T. May, in which case such person should notify David O. Nicholas. In each case, each Covered Officer is encouraged to also contact counsel to the Fund.

    Jeffrey T. May is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation; provided that if the situation involves Jeffrey T. May directly, then Mr. David O. Nicholas is responsible for applying the Code to him and he has authority to interpret the Code with respect to such application. Both Jeffrey T. May and David O. Nicholas are encouraged to discuss the matter with counsel to the Fund. However, any approvals or waivers sought by the Principal Executive Officer will be considered by the Independent Directors (the "Committee").

    The Company will follow these procedures in investigating and enforcing this Code:

* Jeffrey T. May or David O. Nicholas, with the advice of counsel will take all appropriate action to investigate any potential violations reported to him;

* if, after such investigation, the officer making such investigation believes that no violation has occurred, he is not required to take any further action;

* any matter that the officer making the investigation believes is a violation will be reported to the independent directors;

* if the independent directors concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to, applicable policies and procedures; notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the Covered Officer;

* the independent directors will be responsible for granting waivers, as appropriate; and

* any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V. Other Policies and Procedures

    This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds' adviser, principal underwriter, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code. The Funds' and their investment adviser's codes of ethics under Rule 17j-1 under the Investment Company Act and the adviser's more detailed policies and procedures are separate requirements applying to the Covered Officers and others, and are not part of this Code.

VI. Amendments

    Any amendments to this Code, other than amendments to Exhibit A, must be approved or ratified by a majority vote of the Board, including a majority of independent directors.

VII. Confidentiality

    All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board and its counsel, the appropriate Company and the Nicholas Company.

VIII. Internal Use

    The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Company, as to any fact, circumstance, or legal conclusion.

Date: November 20, 2003

Exhibit A

Persons Covered by this Code of Ethics

The Nicholas Company	Albert O. Nicholas	Jeffrey T. May
Nicholas Fund, Inc.	Albert O. Nicholas	Jeffrey T. May
Nicholas II, Inc.	Albert O. Nicholas	Jeffrey T. May
Nicholas Limited Edition, Inc.	Albert O. Nicholas	Jeffrey T. May
Nicholas Income Fund, Inc.	Albert O. Nicholas	Jeffrey T. May
Nicholas Equity Income Fund, Inc.	Albert O. Nicholas	Jeffrey T. May
Nicholas Liberty Fund	David O. Nicholas	Jeffrey T. May
Nicholas Money Market Fund, Inc.	Albert O. Nicholas	Jeffrey T. May

Item 3. Audit Committee Financial Expert.

The Fund's Board of Directors has determined that Mr. Timothy P. Reiland, an independent director, qualifies as an audit committee financial expert as that term is defined for purposes of this item.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Fund's principal accountant (the "Auditor") for the audit of the Fund's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $13,750 in 2003 and $14,302 in 2002.

(b) Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurance and related services rendered by the Auditor to the Fund that are reasonably related to the performance of the audit of the Fund's financial statements and are not reported under paragraph (a) of this Item 4.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $2,250 in 2003 and $2,250 in 2002. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed in each of the last two fiscal years for Tax Services by the Auditor to the Fund's investment adviser which required pre-approval by the Board of Directors as described in paragraph (e)(1) of this Item 4.

(d) All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item 4.

There were no fees billed in each of the last two fiscal years for Non-Audit Services by the Auditor to the Fund's investment adviser which required pre-approval by the Board of Directors as described in paragraph (e)(1) of this Item 4.

(e) Audit Committee Pre-Approval Policies and Procedures. The Fund's Board of Director's has not adopted any pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.  The Fund's Board of Directors meets with the Auditors and management to review and pre-approve the Auditor's engagements for audit and non-audit services to the Fund and its Adviser prior to each engagement.

(f)  No disclosures are required by this Item 4(f).

(g) There were no non-audit fees billed in each of the last two fiscal years by the Auditor for services rendered to the Fund or the Fund's investment adviser that provides ongoing services.

(h)  No disclosures are required by this Item 4(h).

[IF SEMIANNUAL, DELETE ABOVE AND INCLUDE ONLY THE BELOW STATEMENT]

Applicable only to annual reports.

Item 5. Audit Committee of Listed Registrants.

Applicable only for annual reports covering periods ending on or after the earlier of (i) the first annual shareholder meeting after January 15, 2004 or (ii) October 31, 2004.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds on or after July 1, 2003.

Item 8. [Reserved.]

Item 9. Controls and Procedures.

The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 10. Exhibits.

(a) Code of Ethics -- Any code of ethics, or amendments thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable to this filing.

(b) Certifications of Principal Executive Officer and Principal Financial Officer attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Money Market Fund, Inc.

By: /s/ Albert O. Nicholas

Name: Albert O. Nicholas

Title: Principal Executive Officer

Date: 02/26/2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas

Name: Albert O. Nicholas

Title: Principal Executive Officer

Date: 02/26/2004

By: /s/ Jeffrey T. May

Name: Jeffrey T. May

Title: Principal Financial Officer

Date: 02/26/2004